Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities

($ millions)	Property, plant & equipment	Intangible assets and deductible goodwill	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2024	34	246	80	384	187	627	1,558
Gross deferred tax liabilities at December 31, 2024	(332)	(1,318)	—	(33)	—	(178)	(1,861)
Net deferred tax balance at December 31, 2024	(298)	(1,072)	80	351	187	449	(303)

At December 31, 2024	(298)	(1,072)	80	351	187	449	(303)
(Charged)/credited to income	(18)	93	2	21	(24)	(68)	6
Credited to equity	—	—	—	—	3	22	25
(Charged)/credited to other comprehensive income	(4)	(1)	(1)	2	1	—	(3)
Impact of business combinations	—	(257)	—	—	34	15	(208)
Net deferred tax balance at December 31, 2025	(320)	(1,237)	81	374	201	418	(483)

Gross deferred tax assets at December 31, 2025	39	229	81	410	201	584	1,544
Gross deferred tax liabilities at December 31, 2025	(359)	(1,466)	—	(36)	—	(166)	(2,027)
Net deferred tax balance at December 31, 2025	(320)	(1,237)	81	374	201	418	(483)
The below table presents the Net deferred tax balance as of December 31, 2025 after offsetting $1.1 billion of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2025
Deferred tax assets	458
Deferred tax liabilities	(941)
Net deferred tax liabilities	(483)

($ millions)	Property, plant & equipment	Intangible assets and deductible goodwill	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2023	39	267	85	377	194	618	1,580
Gross deferred tax liabilities at December 31, 2023	(337)	(1,417)	—	(30)	—	(150)	(1,934)
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)

At December 31, 2023	(298)	(1,150)	85	347	194	468	(354)
(Charged)/credited to income	(1)	95	2	11	(15)	4	96
Credited to equity	—	—	—	—	2	5	7
Credited/(charged) to other comprehensive income	1	—	(7)	(7)	—	(28)	(41)
Impact of business combinations	—	(17)	—	—	6	—	(11)
Net deferred tax balance at December 31, 2024	(298)	(1,072)	80	351	187	449	(303)

Gross deferred tax assets at December 31, 2024	34	246	80	384	187	627	1,558
Gross deferred tax liabilities at December 31, 2024	(332)	(1,318)	—	(33)	—	(178)	(1,861)
Net deferred tax balance at December 31, 2024	(298)	(1,072)	80	351	187	449	(303)
The below table presents the Net deferred tax balance as of December 31, 2024 after offsetting $1.1 billion of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2024
Deferred tax assets	421
Deferred tax liabilities	(724)
Net deferred tax liabilities	(303)
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2025	At December 31, 2024
Deferred tax assets	1.1	1.2
Deferred tax liabilities	1.9	1.7
For foreign unremitted earnings retained by consolidated entities for reinvestment, which amounted to $10 billion as of December 31, 2025 and December 31, 2024, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
IFRS exceptions to recognizing taxable temporary differences include an exception to recognizing a deferred tax liability arising on the initial recognition of goodwill from acquisitions. As such, we have not provided a deferred tax for goodwill from acquisitions which amounted to $9.3 billion and $8.9 billion as of December 31, 2025 and 2024, respectively.
The gross value of capital loss carryforwards for which no deferred tax assets were recognized amounted to $82 million at December 31, 2025 ($83 million at December 31, 2024), most of which will expire in one year.
Tax loss carryforwards are capitalized as deferred tax assets to the extent it is probable that sufficient taxable income will be available for the foreseeable future. The below tables present the gross value of tax loss carryforwards that have or have not been recognized as deferred tax assets, with their expiry dates, as of December 31, 2025 and 2024.

($ millions)	Unrecognized	Recognized	Total at December 31, 2025
Within five years	17	50	67
More than five years	488	336	824
Not subject to expiry	48	822	870
Gross value of tax loss carryforwards	553	1,208	1,761

($ millions)	Unrecognized	Recognized	Total at December 31, 2024
Within five years	6	55	61
More than five years	443	375	818
Not subject to expiry	—	691	691
Gross value of tax loss carryforwards	449	1,121	1,570
No tax losses carried forward expired in 2025 and 2023. Tax losses carried forward of $1 million expired in 2024.